SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of reportable segments [Table Text Block]
	IP Development		BioTech		Albany Project		Unallocated Corporate Costs		Total
For the year ended March 31	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
External net sales	79,995	29,816	792,500	-	-	-	-	-	872,495	29,816
Cost of sales	578,419	289,011	66,191	-	-	-	-	-	644,610	289,011
Depreciation and amortization	600,322	613,714	-	-	-	-	-	-	600,322	613,714
Interest Expense	91,323	107,373	-	-	-	-	-	-	91,323	107,373
Net loss	(7,075,798)	(8,368,889)	(262,462)	(951,877)	(18,597)	(508,773)	(2,682,801)	(1,874,451)	(10,039,658)	(11,703,990)
Segment assets	10,013,831	15,217,568	828,439	8,477	7,553,915	7,359,011	-	-	18,396,185	22,585,056
Segment liabilities	2,816,136	2,199,276	238,003	145,833	-	-	592,599	66,736	3,646,738	2,411,845
Capital expenditures	1,398	320,099	-	-	183,214	271,857	-	-	184,612	591,956